Goodwill	12 Months Ended
Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill
11.	GOODWILL

The changes in the carrying amount of goodwill were as follows:

	December 31,
	2015	2016	2017
	RMB	RMB	RMB	US$
Balance as of January 1	1,755,970	1,755,970	1,755,970	269,888
Impairment	—	—	(766,440)	(117,800)

Balance as of December 31	1,755,970	1,755,970	989,530	152,088

As of December 31, 2016, goodwill allocated to the reporting units of hosting and related services and managed network services was RMB989,530 and RMB766,440, respectively.

Goodwill included in managed network services reporting unit was fully impaired immediately before disposal of WiFire Entities and Aipu Group in September 2017.